UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 97.9%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	3,505,796	3,362,573
3.0%, with various maturities from 9/15/2042 until 11/15/2042	47,878,136	46,314,659
3.1%, with various maturities from 10/15/2041 until 2/15/2042	4,468,948	4,360,261
3.25%, with various maturities from 9/15/2042 until 11/15/2042	5,611,609	5,546,944
3.5%, with various maturities from 7/1/2040 until 2/20/2043 (a)	275,815,669	278,288,764
4.0%, with various maturities from 8/20/2030 until 5/20/2043 (a)	324,578,745	337,653,546
4.25%, with various maturities from 9/15/2040 until 10/15/2041	2,956,135	3,118,656
4.49%, 7/15/2041	1,130,777	1,207,291
4.5%, with various maturities from 6/20/2033 until 5/15/2042 (a)	351,128,234	375,481,731
4.55%, 1/15/2041	3,677,038	3,940,377
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,402,905	1,506,896
5.0%, with various maturities from 3/20/2029 until 2/20/2042	258,132,870	281,282,032
5.5%, with various maturities from 12/15/2025 until 6/15/2042	200,671,963	221,591,640
6.0%, with various maturities from 8/20/2023 until 5/15/2040	137,831,382	153,456,290
6.5%, with various maturities from 11/20/2032 until 3/20/2041	34,022,690	38,230,728
7.0%, with various maturities from 1/15/2036 until 6/20/2039	3,939,053	4,501,241
7.5%, with various maturities from 6/20/2022 until 8/20/2032	213,359	252,937

Total Government National Mortgage Association (Cost $1,762,443,038)		1,760,096,566
Collateralized Mortgage Obligations 21.3%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,010,627	858,653
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	1,082,085	724,673
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	10,788,545	8,520,354
"UF", Series 3807, 1.365% *, 2/15/2041	929,274	931,268
"PA", Series 4122, 1.5%, 2/15/2042	2,707,257	2,510,712
"JZ", Series 4288, 2.5%, 3/15/2041	3,500,000	2,742,929
"BC", Series 4144, 2.5%, 12/15/2042	1,200,000	899,972
"KB", Series 4144, 2.5%, 12/15/2042	3,200,000	2,409,717
"KH"', Series 4153, 2.5%, 1/15/2043	2,292,400	1,668,081
"PT", Series 3586, 2.555% *, 2/15/2038	5,606,074	5,649,151
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	8,148,157	560,087
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,450,147	117,630
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	13,060,897	1,240,191
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,872,945	275,345
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,407,482	229,129
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,520,300	256,015
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,520,172	160,462
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	2,052,240	232,651
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	3,852,088	477,497
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	4,310,877	535,478
"ZB", Series 4150, 3.0%, 1/15/2043	3,617,579	2,717,562
"ZB", Series 4183, 3.0%, 3/15/2043	10,207,479	8,257,202
"ZP", Series 4181, 3.0%, 3/15/2043	2,277,689	1,851,033
"JZ", Series 4283, 3.0%, 12/15/2043	5,700,000	5,536,125
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	933,749	4,770
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	5,503,162	578,284
"MZ", Series 3821, 3.5%, 3/15/2041	9,357,820	8,229,349
"DZ", Series 4199, 3.5%, 5/15/2043	10,205,962	8,296,164
"ZG", Series 4213, 3.5%, 6/15/2043	6,125,070	5,748,745
"TZ", Series 3982, 4.0%, 1/15/2042	1,184,981	1,100,549
"VZ", Series 4212, 4.0%, 6/15/2043	20,403,348	18,331,184
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	2,161,805	98,743
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	16,530,827	2,441,439
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,775,484	152,619
"CZ", Series 3658, 5.0%, 4/15/2040	1,994,459	2,169,963
"SY", Series 3035, Interest Only, 5.933% **, 9/15/2035	2,552,449	346,096
"SP", Series 3016, Interest Only, 5.943% **, 8/15/2035	650,241	58,208
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	745,252	153,058
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	2,501,740	445,154
"SG", Series 3033, Interest Only, 6.483% **, 9/15/2035	1,732,360	314,353
"A", Series 172, Interest Only, 6.5%, 1/1/2024	211,715	34,865
"SB", Series 2742, Interest Only, 6.833% **, 1/15/2019	2,925,771	315,180
"SN", Series 3175, Interest Only, 6.983% **, 6/15/2036	5,328,524	878,182
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,056,068	2,785,609
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	851,413
"ZC", Series 2012-134, 2.5%, 12/25/2042	11,507,154	7,821,596
"PZ", Series 2013-123, 2.7%, 3/25/2043	6,055,456	4,522,593
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,382,190	222,526
"IG", Series 2011-96, Interest Only, 3.0%, 10/25/2026	4,658,353	530,129
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	1,773,131
"PU", Series 2013-30, 3.0%, 4/25/2043	11,881,078	9,695,506
"LZ", Series 2013-45, 3.0%, 5/25/2043	12,700,639	9,430,835
"ZC", Series 2013-53, 3.0%, 6/25/2043	13,356,417	10,173,873
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	4,767,620	335,400
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	6,453,178	469,983
"KI", Series 2012-98, Interest Only, 3.5%, 7/25/2027	29,301,031	4,134,947
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	9,425,676	2,388,126
"ZN", Series 2013-54, 3.5%, 6/25/2043	10,925,275	9,670,281
"KZ", Series 2013-66, 3.5%, 7/25/2043	9,158,653	7,997,063
"ZU", Series 2013-73, 3.5%, 7/25/2043	2,502,132	2,209,935
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	4,661,994	83,981
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	2,107,884	164,810
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,836,000	6,122,492
"25", Series 351, Interest Only, 4.5%, 5/1/2019	1,721,461	146,258
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,486,627	51,403
"CZ", Series 2011-99, 4.5%, 10/25/2041	6,638,062	6,856,451
"21", Series 334, Interest Only, 5.0%, 3/1/2018	1,766,827	123,938
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,444,294	103,991
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,323,084	88,483
"27", Series 351, Interest Only, 5.0%, 4/1/2019	454,331	34,821
"26", Series 381, Interest Only, 5.0%, 12/25/2020	299,240	24,397
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	620,616	26,508
"ZA", Series 2008-24, 5.0%, 4/25/2038	19,984,419	21,583,342
"ZC", Series 2011-10, 5.0%, 2/25/2041	11,566,528	12,161,675
"KT", Series 2007-32, 5.5%, 4/25/2037	1,201,243	1,294,642
"PJ", Series 2004-46, Interest Only, 5.835% **, 3/25/2034	4,682,177	645,487
"HS", Series 2009-87, Interest Only, 5.985% **, 11/25/2039	9,900,264	1,434,938
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,294,794	2,553,258
"Z", Series 2006-116, 6.0%, 12/25/2036	3,055,943	3,318,629
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	5,122,786	488,121
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	724,205
"PI", Series 2006-20, Interest Only, 6.515% **, 11/25/2030	15,910,174	2,680,274
"SA", Series 2005-17, Interest Only, 6.535% **, 3/25/2035	4,227,830	802,451
"SI", Series 2007-23, Interest Only, 6.605% **, 3/25/2037	3,498,043	558,799
"SJ", Series 2007-36, Interest Only, 6.605% **, 4/25/2037	3,169,466	453,860
"KI", Series 2005-65, Interest Only, 6.835% **, 8/25/2035	1,641,444	305,594
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.00% **, 8/20/2034	618,385	0
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	850,060	554,952
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	966,380
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	7,210,750	260,754
"HX", Series 2012-91, 3.0%, 9/20/2040	11,360,139	10,984,578
"ZD", Series 2013-37, 3.0%, 3/20/2043	2,629,179	2,471,677
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,105,791	4,744,135
"LZ", Series 2013-180, 3.0%, 11/16/2043	11,729,250	8,623,797
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	10,718,485	1,384,827
"ZJ", Series 2013-106, 3.5%, 7/20/2043	8,178,747	6,771,831
"ZM", Series 2013-170, 4.0%, 11/20/2043	8,760,937	8,192,424
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	2,706,148	206,413
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	2,875,098	59,378
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,999,670	2,105,647
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	3,576,881	401,728
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,458,524
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	2,617,384	231,916
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	4,395,291	550,409
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	397,088
"GP", Series 2010-67, 4.5%, 3/20/2039	10,514,000	11,121,638
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,629,832	470,880
"IP", Series 2011-132, Interest Only, 4.5%, 12/20/2039	15,030,109	1,679,989
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,577,029	3,666,981
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	7,084,261	1,889,493
"ZV", Series 2011-73, 4.5%, 5/20/2041	13,476,389	13,731,834
"QI", Series 2013-20, Interest Only, 4.5%, 12/16/2042	14,099,387	2,792,814
"LV", Series 2012-77, 5.0%, 7/20/2026	8,000,000	8,657,794
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	200,219	695
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	1,955,302	25,475
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,565,698	4,916,872
"Z", Series 2008-5, 5.0%, 1/20/2038	5,580,722	6,016,350
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	979,308	163,732
"Z", Series 2009-112, 5.0%, 11/20/2039	11,033,842	12,026,910
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,310,226	1,399,170
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	3,727,418	309,280
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,286,983	113,564
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,473,111	142,697
"PC", Series 2003-19, 5.5%, 3/16/2033	4,708,197	5,233,193
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	2,081,799	197,323
"Z", Series 2006-12, 5.5%, 3/20/2036	99,451	110,681
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,121,423	2,351,707
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,032,216	124,043
"DZ", Series 2009-106, 5.5%, 11/20/2039	97,590	112,071
"SJ", Series 2011-66, Interest Only, 5.883% **, 5/16/2041	14,684,239	2,491,046
"BS", Series 2011-93, Interest Only, 5.933% **, 7/16/2041	20,224,549	2,960,801
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	3,681,796	149,002
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	535,664	161,562
"SA", Series 2012-84, Interest Only, 6.133% **, 12/20/2038	15,224,129	2,569,571
"AV", Series 2010-14, Interest Only, 6.133% **, 2/16/2040	6,201,628	1,308,200
"ST", Series 2009-31, Interest Only, 6.183% **, 3/20/2039	801,012	111,122
"SM", Series 2009-100, Interest Only, 6.283% **, 5/16/2039	2,427,325	322,533
"AI", Series 2007-38, Interest Only, 6.293% **, 6/16/2037	4,115,774	590,416
"GI", Series 2006-28, Interest Only, 6.333% **, 3/20/2035	506,130	8,423
"QA", Series 2007-57, Interest Only, 6.333% **, 10/20/2037	3,189,061	476,318
"SL", Series 2009-100, Interest Only, 6.333% **, 5/16/2039	2,805,430	401,895
"S", Series 2003-11, Interest Only, 6.383% **, 2/16/2033	1,626,307	245,670
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,239,111	281,218
"SL", Series 2007-26, Interest Only, 6.633% **, 5/16/2037	6,183,497	974,697
"S", Series 1999-17, Interest Only, 8.033% **, 5/16/2029	859,791	163,989
"SA", Series 1999-44, Interest Only, 8.383% **, 12/16/2029	771,776	133,787

Total Collateralized Mortgage Obligations (Cost $398,263,748)		381,876,470
U.S. Government Agency Sponsored Pass-Throughs 1.1%
Federal National Mortgage Association, 3.0%, 11/15/2027 (Cost $23,226,750)	23,250,000	20,347,179
Government & Agency Obligations 6.5%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.02% ***, 2/13/2014 (b)	7,983,000	7,982,880
U.S. Treasury Notes:
0.75%, 6/15/2014 (c)	18,000,000	18,052,038
1.0%, 8/31/2016 (c)	60,000,000	60,562,500
2.75%, 11/15/2023	30,000,000	29,348,430

Total Government & Agency Obligations (Cost $116,149,383)		115,945,848

	Contract Amount	Value ($)
Call Options Purchased 0.5%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	42,100,000	2,785,665
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	3,048,256
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	2,719,044

Total Call Options Purchased (Cost $6,260,633)		8,552,965
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	215,569
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	252,949

Total Put Options Purchased (Cost $3,242,687)		468,518

	Shares	Value ($)
Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (d) (Cost $56,298,074)	56,298,074	56,298,074

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,365,884,313) †	130.4	2,343,585,620
Other Assets and Liabilities, Net	(30.4)	(546,086,960)

Net Assets	100.0	1,797,498,660

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

**	These securities are shown at their current rate as of December 31, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,366,906,294.  At December 31, 2013, net unrealized depreciation for all securities based on tax cost was $23,320,674.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,558,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $65,878,886.

(a)	When-issued or delayed delivery security included.
(b)	At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2014	1,627	200,197,266	(3,487,887)
Ultra Long U.S. Treasury Bond	USD	3/20/2014	125	17,031,250	(265,875)
Total unrealized depreciation					(3,753,762)

Currency Abbreviation

USD	United States Dollar

At December 31, 2013, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount		Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)

Call Options
30-Year GNSF	3.5	30,000,000	6	3/13/2014	100.500	300,000	(296,611)
30-Year GNSF	3.5	30,000,000	5	2/13/2014	100.891	229,688	(234,375)
Total Call Options						529,688	(530,986)

Put Options
30-Year GNSF	3.5	30,000,000	6	3/13/2014	99.500	342,187	(296,976)
30-Year GNSF	3.5	30,000,000	5	2/13/2014	99.891	255,469	(215,625)
Total Put Options						597,656	(512,601)

Total						1,127,344	(1,043,587)

(g)	Unrealized appreciation on written options on mortgage-backed securities - TBAs at December 31, 2013 was $83,757.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(2,749,634)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(2,490,354)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	51,000,000	1	5/9/2014	376,125	(1,186,908)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	42,100,000	1	4/20/2016	1,500,865	(1,911,172)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(975,865)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	601,800	(975,865)
Total Call Options					6,289,422	(10,289,798)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(17,788)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	130,050	(17,788)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	51,000,000	1	5/9/2014	376,125	(41)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	51,000,000	4	3/27/2014	696,150	(20)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	51,000,000	2	3/18/2014	734,400	(26)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	36,500,000	5	10/22/2014	463,550	(113,592)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	36,500,000	3	10/17/2014	503,700	(133,094)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(399,961)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(449,860)
Total Put Options					6,714,607	(1,132,170)

Total					13,004,029	(11,421,968)

(h)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2013 was $1,582,061.

At December 31, 2013, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ Depreciation ($)

12/30/2014 12/30/2016	241,500,000	Fixed — 1.173%	Floating —- LIBOR	(126,031)	(156,191)
12/30/2014 12/30/2019	12,400,000	Fixed — 2.522%	Floating —- LIBOR	9,035	(2,541)
12/30/2014 12/30/2024	52,800,000	Fixed — 3.524%	Floating —- LIBOR	118,158	123,606
12/30/2014 12/30/2034	153,400,000	Fixed — 4.01%	Floating —- LIBOR	999,145	952,460
5/13/2014 5/13/2044	51,000,000	Fixed — 4.064%	Floating —- LIBOR	(591,146)	5,716
12/30/2014 12/30/2044	35,600,000	Floating —- LIBOR	Fixed — 4.081%	(315,176)	(270,291)
Total net unrealized appreciation open interest rate swaps					652,759

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	48,500,000	1	Floating —- LIBOR	Fixed — 3.0%	(2,195,172)	—	(2,195,172)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Barclays Bank PLC
5	Citigroup, Inc.
6	The Goldman Sachs & Co.
GNSF: Government National Single Family
TBA: To Be Announced.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Government National Mortgage Association	$—	$1,760,096,566	$—	$1,760,096,566
Collateralized Mortgage Obligations	—	381,876,470	—	381,876,470
U.S. Government Agency Sponsored Pass-Throughs	—	20,347,179	—	20,347,179
Government & Agency Obligations	—	115,945,848	—	115,945,848
Short-Term Investments (i)	56,298,074	—	—	56,298,074
Derivatives (j)
Purchased Options	—	9,021,483	—	9,021,483
Interest Rate Swap Contracts	—	1,081,782	—	1,081,782

Total	$56,298,074	$2,288,369,328	$—	$2,344,667,402

Liabilities
Derivatives (j)
Futures Contracts	$(3,753,762)	$—	$—	$(3,753,762)
Written Options	—	(12,465,555)	—	(12,465,555)
Interest Rate Swap Contracts	—	(2,624,195)	—	(2,624,195)

Total	$(3,753,762)	$(15,089,750)	$—	$(18,843,512)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(3,753,762)	$(1,542,413)	$1,183,981

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014